Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Provision for (Recovery of) Income Taxes
The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Provision for (recovery of) income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$3,793	$3,370
Adjustments in respect of prior years and other	(309)	(7)

Total current income taxes	3,484	3,363
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	213	332
Effect of changes in tax rates	43	2
Adjustments in respect of prior years and other	246	(76)

Total deferred income taxes	502	258

Total provision for (recovery of) income taxes – Consolidated Statement of Income	3,986	3,621
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	(3,189)	916
Deferred income taxes	(423)	(99)

Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	(3,612)	817
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	31	(13)
Deferred income taxes	(15)	(20)

	16	(33)
Total provision for (recovery of) income taxes	390	4,405
Current income taxes
Federal	(129)	2,226
Provincial	(36)	1,548
Foreign	491	492

	326	4,266
Deferred income taxes
Federal	395	232
Provincial	263	160
Foreign	(594)	(253)

	64	139
Total provision for (recovery of) income taxes	$390	$4,405
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)	2022		2021
Income taxes at Canadian statutory income tax rate	$5,363	26.3%	$4,498	26.3%
Increase (decrease) resulting from:
Dividends received	(123)	(0.6)	(120)	(0.7)
Rate differentials on international operations	(1,117)	(5.5)	(787)	(4.6)
Other – net	(137)	(0.7)	30	0.1
Provision for income taxes and effective income tax rate	$3,986	19.5%	$3,621	21.1%

Summary of Reconciliation to Statutory Income Tax Rate
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)	2022		2021
Income taxes at Canadian statutory income tax rate	$5,363	26.3%	$4,498	26.3%
Increase (decrease) resulting from:
Dividends received	(123)	(0.6)	(120)	(0.7)
Rate differentials on international operations	(1,117)	(5.5)	(787)	(4.6)
Other – net	(137)	(0.7)	30	0.1
Provision for income taxes and effective income tax rate	$3,986	19.5%	$3,621	21.1%

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Deferred tax assets
Allowance for credit losses	$1,339	$1,371
Trading loans	28	35
Employee benefits	757	863
Losses available for carry forward	62	69
Tax credits	41	35
Land, buildings, equipment, and other depreciable assets	280	146
Intangibles	–	182

Other	257	230

Total deferred tax assets	2,764	2,931
Deferred tax liabilities
Securities	195	657
Pensions	184	75
Deferred (income) expense	227	48
Intangibles	47	–

Goodwill	154	130

Total deferred tax liabilities	807	910

Net deferred tax assets	1,957	2,021
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,193	2,265

Deferred tax liabilities 1	236	244
Net deferred tax assets	$1,957	$2,021

1	Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)
The movement in the n
e
t deferred tax asset for the years ended October 31, 2022 and October 31, 2021, was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)					For the years ended October 31
	2022				2021
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total

Deferred income tax expense (recovery)
Allowance for credit losses	$32	$–	$–	$32	$335	$–	$–	$335
Trading loans	7	–	–	7	9	–	–	9
Employee benefits	55	51	–	106	(46)	17	–	(29)
Losses available for carry forward	7	–	–	7	27	–	–	27
Tax credits	(6)	–	–	(6)	98	–	–	98
Land, buildings, equipment, and other depreciable assets	(134)	–	–	(134)	(35)	–	–	(35)
Other deferred tax assets	(12)	–	(15)	(27)	25	–	(20)	5
Securities	251	(713)	–	(462)	(14)	(733)	–	(747)
Pensions	(130)	239	–	109	(26)	617	–	591
Deferred (income) expense	179	–	–	179	(25)	–	–	(25)
Intangibles	229	–	–	229	(95)	–	–	(95)

Goodwill	24	–	–	24	5	–	–	5
Total deferred income tax expense (recovery)	$502	$(423)	$(15)	$64	$258	$(99)	$(20)	$139